Schedule of Debt (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 13, 2022
Short-Term Debt [Line Items]
Convertible Note	$ 25,999,000	$ 19,338,000		$ 13,006,022
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible Note	$ 3,370,000	8,474,000	$ 12,254,000
Less: discount from issuance of warrants			(475,000)
Less: debt issuance costs			(42,000)
Total convertible notes, net of discount and issuance costs		$ 8,474,000	$ 11,737,000